Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Accounting Policies [Abstract]
Number of operating segments	1
Number of reportable segments	1
Product revenue | $	$ 0
Weighted-average number of common shares outstanding basic | shares	56,765,533	0